Borrowings	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings

Note 7 Borrowings

	30-Jun-24			31-Dec-23
	Current US$	Non-Current	Total	Current US$	Non-Current	Total
		US$	US$		US$	US$
Secured
Bank loans	1,172,716	32,275,203	33,447,919	1,167,301	33,044,170	34,211,471
Total secured borrowings	1,172,716	32,275,203	33,447,919	1,167,301	33,044,170	34,211,471

Unsecured
Convertible Notes (note 8)	-	29,452,429	29,452,429	-	28,554,210	28,554,210
Other loans	231,031	1,456,236	1,687,267	174,388	1,622,121	1,796,509
Total unsecured borrowings	231,031	30,908,665	31,139,696	174,388	30,176,331	30,350,719
Total borrowings	1,403,747	63,183,868	64,587,615	1,341,689	63,220,501	64,562,190